Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 21, 2017
Registrant Name	Credit Suisse Commodity Strategy Funds
Central Index Key	0001291446
Amendment Flag	false
Document Creation Date	Mar. 21, 2017
Document Effective Date	Mar. 21, 2017
Prospectus Date	Feb. 28, 2017
Credit Suisse Commodity ACCESS Strategy Fund | Class A
Prospectus:
Trading Symbol	CRCAX
Credit Suisse Commodity ACCESS Strategy Fund | Class C
Prospectus:
Trading Symbol	CRCCX
Credit Suisse Commodity ACCESS Strategy Fund | Class I
Prospectus:
Trading Symbol	CRCIX
Credit Suisse Commodity Return Strategy Fund | Class I
Prospectus:
Trading Symbol	CRSOX
Credit Suisse Commodity Return Strategy Fund | Class A
Prospectus:
Trading Symbol	CRSAX
Credit Suisse Commodity Return Strategy Fund | Class C
Prospectus:
Trading Symbol	CRSCX